Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis

The following table shows the Company’s assets and liabilities as of December 31, 2012 and 2013 that are measured and recorded in the financial statements at fair value on a recurring basis:

	December 31, 2012
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3
Assets
Money market funds (a)	$25,300	$—	$—
Liabilities
Warrant liability (b)	$—	$—	$2,981

	December 31, 2013
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3
Assets
Money market funds (a)	$9,700	$—	$—
Liabilities
Warrant liability (b)	$—	$—	$3,152

(a) The fair values of the Company’s money market funds are based on quotes received from third-party banks.

(b) See Note 11 for a discussion of Level 3 inputs

Rollfoward of warranty liability

A roll-forward of the Company’s warranty liability is as follows:

Balance at December 31, 2011	$—
Provision for warranty obligation	19
Balance at December 31, 2012	19
Provision for warranty obligation	57
Settlements	(47)
Balance at December 31, 2013	29
Provisions for warranty obligations (unaudited) (unaudited)	57
Settlements (unaudited)	(28)
Balance at September 30, 2014 (unaudited)	$58

Schedule of assumptions used to estimate fair values of stock options

The following assumptions were used to estimate the fair value of stock options granted using the Black-Scholes option pricing model:

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
Risk-free interest rate	0.90% to 0.70%	0.72% to 1.43%	0.72% to 1.13%	1.94%
Expected term in years	5.75 to 6.25	5.75 to 6.25	6.25	6.25
Expected volatility	80%	80%	80%	50%
Expected dividend yield	0%	0%	0%	0%

Schedule of concentration of customers

The Company also had the following customers that accounted for greater than 10% of its revenues for the periods presented:

	Year ended December 31,		Nine months ended September 30,
Customer	2012	2013	2013	2014
A	—	—	—	34%
B	—	—	—	15%
C	—	—	—	13%

The Company also had the following customers that accounted for greater than 10% of its accounts receivable as of the following dates:

	December 31,		September 30,
Customer	2012	2013	2014
B	—	—	74%